Other income/(expenses)	9 Months Ended
Sep. 30, 2023
Disclosure of Other Income expenses [Abstract]
Other income/(expenses)	Other income/(expenses)

	For the three months ended September 30,		For the nine months ended September 30,
(in €‘000)	2023	2022	2023	2022
Government grants	92	320	277	320
Income from sale of CO2 tickets	1,728	4,106	5,851	8,979
Net gain/(loss) on disposal of property, plant and equipment	(4,784)	1	(5,365)	1
Sublease rental income	50	46	150	150
Fair value gains/(losses) on derivatives (purchase options)	—	—	—	3,856
Fair value gains/(losses) on pref. shares derivatives	—	34	—	34
Other items	1,406	36	1,732	190
Total	(1,508)	4,543	2,645	13,530
Other items
Other items primarily consist of reimbursements that the Group has received from one of its suppliers for chargers.
During the year ended December 31, 2022, the Group purchased a number of chargers that malfunctioned and the Group has disposed of these chargers. As disclosed in the table above, the Group recognized a loss on disposal during the three and nine months ended September 30, 2023. In July 2023, a settlement has been reached with a supplier for damages caused. As a result, the Group has recognized a gain of €1,400 thousand for reimbursement received from suppliers (nine months ended September 30, 2022 and three months ended September 30, 2022: € nil).